                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                VINTAGE ANNUITY
                          PORTFOLIO ARCHITECT ANNUITY

                        SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

UNDERLYING FUND EXPENSES TABLE

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                     DISTRIBUTION               ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                        AND/OR                 FUND FEES   TOTAL ANNUAL    WAIVER AND/OR      ANNUAL
   UNDERLYING          MANAGEMENT   SERVICE(12b-1)   OTHER        AND       OPERATING       EXPENSE         OPERATING
       FUND               FEE            FEES       EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-------------------   -----------   -------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
     Large Cap
     Core
     Portfolio --        0.59%           0.15%        0.05%       0.01%       0.80%            0.01%             0.79%
     Class E

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                           Telephone: 800-842-9325
Des Moines, IA 50306-0366

                          VINTAGE(SM) ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class A
  American Funds Global Growth Fund                Lord Abbett Bond Debenture
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                MFS(R) Research International
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason ClearBridge Variable Aggressive       Pioneer Fund Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Equity              A
     Income Builder Portfolio -- Class I         METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Small Cap        BlackRock Bond Income Portfolio -- Class E
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason Variable Lifestyle Allocation            Portfolio -- Class A
     50%                                           BlackRock Money Market Portfolio -- Class E
  Legg Mason Variable Lifestyle Allocation         MetLife Stock Index Portfolio -- Class B
     70%                                           MFS(R) Total Return Portfolio -- Class F
  Legg Mason Variable Lifestyle Allocation         T. Rowe Price Large Cap Growth
     85%                                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          T. Rowe Price Small Cap Growth
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              Western Asset Management Strategic Bond
MET INVESTORS SERIES TRUST                            Opportunities Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class
     E


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE:.....................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE:.....................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:.................................   $30(3)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               6%
         3 years               4 years               3%
         4 years               5 years               2%
         5 years               6 years               1%
        6 years+                                     0%


(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               6%
         3 years               4 years               3%
         4 years               5 years               2%
         5 years               6 years               1%
        6 years+                                     0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

-------------------------------------------------------------------------------------------------
                                     STANDARD                                            ENHANCED
                                       DEATH                                               DEATH
                                      BENEFIT                                             BENEFIT
-------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge      1.02%(1)    Mortality and Expense Risk Charge       1.30%(1)
Administrative Expense Charge          0.15%       Administrative Expense Charge           0.15%
                                       ----                                                ----
Total Annual Separate Account                      Total Separate Account Charges
  Charges                              1.17%                                               1.45%
-------------------------------------------------------------------------------------------------

---------
(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio -- Class E; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.50%      1.02%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class I.......     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Variable Lifestyle
     Allocation 50%..............       --           --        0.09%          0.70%           0.79%         0.00%         0.79%
  Legg Mason Variable Lifestyle
     Allocation 70%..............       --           --        0.14%          0.76%           0.90%         0.00%         0.90%
  Legg Mason Variable Lifestyle
     Allocation 85%..............       --           --        0.11%          0.81%           0.92%         0.00%         0.92%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Lazard Mid Cap Portfolio
     -- Class A..................     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A.......     0.50%          --        0.04%            --            0.54%           --          0.54%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Pioneer Fund Portfolio
     -- Class A..................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class E........     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B.......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B.......     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio  -- Class A.......     0.61%          --        0.06%            --            0.67%         0.04%         0.63%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I              appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Variable Lifestyle       Seeks a balance of growth of         Legg Mason Partners Fund Advisor,
  Allocation 50%                    capital and income.                  LLC
                                                                         Subadviser: Legg Mason Global
                                                                         Asset Allocation, LLC
Legg Mason Variable Lifestyle       Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Allocation 70%                    capital.                             LLC
                                                                         Subadviser: Legg Mason Global
                                                                         Asset Allocation, LLC
Legg Mason Variable Lifestyle       Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Allocation 85%                                                         LLC
                                                                         Subadviser: Legg Mason Global
                                                                         Asset Allocation, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class A              capital.                             Management Company


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."


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



                        MISCELLANEOUS CONTRACT PROVISIONS

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The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover

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

contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

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PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if
your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           (FORMERLY METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                    VINTAGE -- SEPARATE ACCOUNT CHARGES 1.17%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.083          1.161                 --
                                                          2006      1.000          1.083             94,189

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.825          0.867                 --
                                                          2005      0.790          0.825            239,481
                                                          2004      0.755          0.790            272,010
                                                          2003      0.611          0.755            625,489
                                                          2002      0.886          0.611            903,293

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      0.868          0.852                 --
                                                          2005      0.764          0.868            714,469
                                                          2004      0.714          0.764            997,549
                                                          2003      0.585          0.714          1,053,524
                                                          2002      0.857          0.585          1,137,352

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/01)................................................  2011      1.596          1.438          3,217,673
                                                          2010      1.445          1.596          4,176,071
                                                          2009      1.028          1.445          5,108,240
                                                          2008      1.688          1.028          5,548,788
                                                          2007      1.487          1.688          6,389,751
                                                          2006      1.249          1.487          7,622,768
                                                          2005      1.108          1.249          7,679,701
                                                          2004      0.988          1.108          7,158,498
                                                          2003      0.739          0.988          5,243,218
                                                          2002      0.876          0.739          3,762,716

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/01).....  2011      1.189          1.125          5,954,348
                                                          2010      1.014          1.189          6,846,626
                                                          2009      0.736          1.014          7,885,781
                                                          2008      1.329          0.736          8,896,974
                                                          2007      1.197          1.329         11,468,824
                                                          2006      1.099          1.197         13,970,490
                                                          2005      0.957          1.099         15,787,722
                                                          2004      0.860          0.957         16,549,483
                                                          2003      0.636          0.860         16,510,829
                                                          2002      0.852          0.636         10,732,961

  American Funds Growth-Income Subaccount (Class 2)
  (5/01)................................................  2011      1.209          1.174          5,234,679
                                                          2010      1.098          1.209          6,448,799
                                                          2009      0.847          1.098          7,622,329
                                                          2008      1.378          0.847          8,374,063
                                                          2007      1.328          1.378         10,439,599
                                                          2006      1.166          1.328         13,249,778
                                                          2005      1.115          1.166         16,060,050
                                                          2004      1.022          1.115         19,014,509
                                                          2003      0.781          1.022         20,343,049
                                                          2002      0.967          0.781         14,589,266

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98)........................................  2008      1.164          1.100                 --
                                                          2007      1.324          1.164          3,376,125
                                                          2006      1.291          1.324          4,512,001
                                                          2005      1.235          1.291          5,907,420
                                                          2004      1.122          1.235          7,521,980
                                                          2003      0.862          1.122          9,554,772
                                                          2002      1.078          0.862         11,153,915

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      0.975          1.040                 --
                                                          2006      0.919          0.975          1,893,904
                                                          2005      0.875          0.919          2,732,468
                                                          2004      0.860          0.875          3,082,372
                                                          2003      0.648          0.860          3,090,958
                                                          2002      0.896          0.648          1,625,661

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      0.964          0.977            619,159
                                                          2010      0.781          0.964            683,860
                                                          2009      0.587          0.781            786,164
                                                          2008      0.996          0.587            976,197
                                                          2007      1.030          0.996          1,072,680

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      0.930          1.012                 --
                                                          2010      0.841          0.930            123,841
                                                          2009      0.697          0.841            242,262
                                                          2008      0.988          0.697            247,630
                                                          2007      0.939          0.988            366,745
                                                          2006      0.805          0.939            463,445
                                                          2005      0.816          0.805            476,950
                                                          2004      0.799          0.816            579,924
                                                          2003      0.655          0.799          1,009,453
                                                          2002      0.895          0.655            472,441

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)...........................  2011      1.197          1.277            611,413
                                                          2010      1.079          1.197            547,113
                                                          2009      0.888          1.079            600,962
                                                          2008      1.383          0.888            652,848
                                                          2007      1.373          1.383            819,334

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/94)..........................  2011      3.147          2.917          8,731,307
                                                          2010      2.730          3.147         10,278,848
                                                          2009      2.135          2.730         11,996,376
                                                          2008      3.407          2.135         14,454,207
                                                          2007      3.404          3.407         18,311,797
                                                          2006      2.948          3.404         24,180,671
                                                          2005      2.847          2.948         32,786,417
                                                          2004      2.662          2.847         42,837,698
                                                          2003      1.942          2.662         52,935,895
                                                          2002      2.497          1.942         65,259,181

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)...........................  2011      1.449          1.423          5,020,854
                                                          2010      1.335          1.449          6,116,991
                                                          2009      0.949          1.335          7,356,602
                                                          2008      1.531          0.949          8,763,808
                                                          2007      1.471          1.531         11,698,342
                                                          2006      1.423          1.471         16,785,773
                                                          2005      1.368          1.423         25,638,043
                                                          2004      1.379          1.368         35,059,575
                                                          2003      0.945          1.379         42,861,721
                                                          2002      1.272          0.945         47,551,341

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (5/98)......................................  2011      1.403          1.455         14,855,411
                                                          2010      1.297          1.403         17,402,685
                                                          2009      1.054          1.297         20,923,340
                                                          2008      1.656          1.054         25,178,998
                                                          2007      1.613          1.656         31,815,428
                                                          2006      1.380          1.613          4,366,354
                                                          2005      1.310          1.380          6,461,406
                                                          2004      1.201          1.310          7,908,939
                                                          2003      0.918          1.201          9,358,401
                                                          2002      1.207          0.918         11,127,255

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.433          1.436            421,458
                                                          2010      1.158          1.433            410,185
                                                          2009      0.821          1.158            656,112
                                                          2008      1.400          0.821            787,075
                                                          2007      1.356          1.400          1,024,596

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      0.670          0.653                 --
                                                          2008      1.084          0.670          1,876,417
                                                          2007      1.046          1.084          2,266,481
                                                          2006      0.919          1.046          3,022,217
                                                          2005      0.892          0.919          4,289,191
                                                          2004      0.818          0.892          5,869,510
                                                          2003      0.648          0.818          7,310,754
                                                          2002      0.845          0.648          7,804,522

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (6/94).........................  2011      1.258          1.356                137
                                                          2010      1.227          1.258         11,421,321
                                                          2009      0.965          1.227         13,400,721
                                                          2008      1.726          0.965         15,320,685
                                                          2007      1.642          1.726         19,205,510
                                                          2006      1.320          1.642         24,663,257
                                                          2005      1.195          1.320         31,325,089
                                                          2004      1.026          1.195         40,012,896
                                                          2003      0.814          1.026         49,379,477
                                                          2002      1.109          0.814         67,597,823

  LMPVET Variable Lifestyle Allocation 50% Subaccount
  (3/97)................................................  2011      1.743          1.743          1,368,615
                                                          2010      1.542          1.743          1,776,938
                                                          2009      1.179          1.542          1,942,484
                                                          2008      1.642          1.179          2,163,741
                                                          2007      1.609          1.642          3,169,204
                                                          2006      1.505          1.609          4,395,745
                                                          2005      1.485          1.505          5,642,672
                                                          2004      1.396          1.485          7,001,696
                                                          2003      1.174          1.396          8,618,995
                                                          2002      1.270          1.174         10,137,955

  LMPVET Variable Lifestyle Allocation 70% Subaccount
  (3/97)................................................  2011      1.510          1.484            824,927
                                                          2010      1.328          1.510          1,109,985
                                                          2009      1.011          1.328          1,307,775
                                                          2008      1.522          1.011          1,658,632
                                                          2007      1.483          1.522          1,769,776
                                                          2006      1.378          1.483          2,189,911
                                                          2005      1.331          1.378          2,666,642
                                                          2004      1.239          1.331          3,266,387
                                                          2003      0.965          1.239          4,394,903
                                                          2002      1.192          0.965          5,647,280

  LMPVET Variable Lifestyle Allocation 85% Subaccount
  (3/97)................................................  2011      1.485          1.434            556,279
                                                          2010      1.299          1.485            571,608
                                                          2009      0.992          1.299            595,777
                                                          2008      1.604          0.992            642,165
                                                          2007      1.570          1.604            662,245
                                                          2006      1.451          1.570            778,172
                                                          2005      1.384          1.451            859,006
                                                          2004      1.266          1.384          1,061,962
                                                          2003      0.936          1.266          1,562,747
                                                          2002      1.242          0.936          2,719,820

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable High Income Subaccount
  (6/94)................................................  2011      2.329          2.357          3,670,484
                                                          2010      2.021          2.329          4,344,777
                                                          2009      1.278          2.021          5,290,907
                                                          2008      1.847          1.278          6,296,812
                                                          2007      1.863          1.847          8,312,545
                                                          2006      1.699          1.863         10,534,953
                                                          2005      1.675          1.699         14,222,168
                                                          2004      1.534          1.675         20,233,241
                                                          2003      1.217          1.534         27,439,747
                                                          2002      1.273          1.217         34,167,185

  LMPVIT Western Asset Variable Money Market Subaccount
  (6/94)................................................  2010      1.431          1.426                 --
                                                          2009      1.445          1.431          9,498,284
                                                          2008      1.425          1.445         11,683,388
                                                          2007      1.374          1.425         10,413,986
                                                          2006      1.329          1.374         13,405,498
                                                          2005      1.308          1.329         17,080,627
                                                          2004      1.311          1.308         25,637,166
                                                          2003      1.318          1.311         43,223,698
                                                          2002      1.317          1.318         79,924,903

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.290          1.379                 --
                                                          2006      1.156          1.290          1,225,639
                                                          2005      1.115          1.156          2,329,639
                                                          2004      0.976          1.115          2,400,001
                                                          2003      0.696          0.976          2,728,920
                                                          2002      0.947          0.696          1,095,082

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Total Return Subaccount (Class I) (5/98).......  2007      1.338          1.378                 --
                                                          2006      1.203          1.338          1,036,777
                                                          2005      1.178          1.203          1,451,538
                                                          2004      1.096          1.178          2,022,517
                                                          2003      0.956          1.096          2,565,586
                                                          2002      1.039          0.956          2,939,682

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (6/94)............  2007      2.606          2.743                 --
                                                          2006      2.229          2.606         22,360,524
                                                          2005      2.118          2.229         29,379,743
                                                          2004      1.937          2.118         39,701,228
                                                          2003      1.536          1.937         49,172,157
                                                          2002      2.083          1.536         62,035,463

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.046          1.974                 --
                                                          2007      1.952          2.046          4,013,780
                                                          2006      2.044          1.952          5,196,613

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.150          1.208                 --
                                                          2006      1.083          1.150          2,704,383

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.983          0.974            942,133
                                                          2010      0.884          0.983          1,052,514
                                                          2009      0.750          0.884          1,124,098
                                                          2008      1.210          0.750          1,370,100
                                                          2007      1.198          1.210          1,653,828

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      2.064          1.935          1,845,550
                                                          2010      1.694          2.064          2,298,925
                                                          2009      1.250          1.694          2,687,526
                                                          2008      1.971          1.250          3,238,334

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      2.217          2.297            793,015
                                                          2010      1.982          2.217            970,050
                                                          2009      1.462          1.982          1,123,916
                                                          2008      1.813          1.462          1,007,221
                                                          2007      1.717          1.813          1,211,095
                                                          2006      1.634          1.717          1,465,194

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.949          0.904                 --
                                                          2008      1.674          0.949         17,900,974
                                                          2007      1.514          1.674         22,150,428
                                                          2006      1.528          1.514         28,373,341

  MIST MFS(R) Research International Subaccount (Class
  B) (5/11) *...........................................  2011      1.359          1.095         10,084,137

  MIST Pioneer Fund Subaccount (Class A) (5/09) *.......  2011      1.809          1.707          6,501,311
                                                          2010      1.575          1.809          7,605,366
                                                          2009      1.281          1.575          8,789,303

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      2.660          2.724          6,367,045
                                                          2010      2.399          2.660          7,642,208
                                                          2009      1.824          2.399          9,012,944
                                                          2008      2.067          1.824         10,525,747
                                                          2007      1.961          2.067         12,956,836
                                                          2006      1.888          1.961         15,918,401

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.176          1.126          6,107,539
                                                          2010      1.033          1.176          7,227,616
                                                          2009      0.700          1.033          8,258,560
                                                          2008      1.306          0.700          9,347,797
                                                          2007      1.097          1.306         11,388,884
                                                          2006      1.121          1.097         15,538,355

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.930          2.030          3,006,350
                                                          2010      1.805          1.930          3,883,967
                                                          2009      1.671          1.805          5,126,847
                                                          2008      1.753          1.671          5,352,028
                                                          2007      1.672          1.753          6,581,585
                                                          2006      1.606          1.672          8,168,386

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.914          0.823         55,809,096
                                                          2010      0.772          0.914         65,915,574
                                                          2009      0.611          0.772         75,841,366

  MSF BlackRock Money Market Subaccount (Class E) (5/10)
  *.....................................................  2011      1.415          1.398          6,290,133
                                                          2010      1.426          1.415          7,673,966

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06)................................................  2009      1.260          1.247                 --
                                                          2008      2.133          1.260         10,043,346
                                                          2007      2.160          2.133         12,882,989
                                                          2006      2.095          2.160         16,810,572

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.569          0.595                 --
                                                          2008      1.044          0.569         60,928,186
                                                          2007      1.016          1.044         76,568,294
                                                          2006      1.000          1.016         99,600,831

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.943          0.947          1,137,853
                                                          2010      0.833          0.943          1,258,308
                                                          2009      0.675          0.833          1,717,600

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      2.829          2.858         11,902,342
                                                          2010      2.605          2.829         14,329,402
                                                          2009      2.227          2.605         17,045,449
                                                          2008      2.900          2.227         20,096,472
                                                          2007      2.817          2.900         25,811,356
                                                          2006      2.628          2.817         33,337,442

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.081          1.054            333,852
                                                          2010      0.937          1.081            472,711
                                                          2009      0.663          0.937            536,029
                                                          2008      1.156          0.663            475,552
                                                          2007      1.072          1.156            448,473
                                                          2006      0.998          1.072            640,869

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.325          1.329          1,640,669
                                                          2010      0.996          1.325          1,985,626
                                                          2009      0.727          0.996          2,182,455
                                                          2008      1.103          0.727          2,565,422

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06).............  2011      2.395          2.512          1,777,044
                                                          2010      2.149          2.395          2,003,173
                                                          2009      1.645          2.149          2,298,260
                                                          2008      1.958          1.645          2,646,551
                                                          2007      1.905          1.958          3,283,561
                                                          2006      1.822          1.905          3,893,139

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/95)...............................................  2006      1.433          1.528                 --
                                                          2005      1.333          1.433         38,443,473
                                                          2004      1.267          1.333         51,134,750
                                                          2003      0.991          1.267         64,429,459
                                                          2002      1.317          0.991         80,206,322

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.531          1.634                 --
                                                          2005      1.543          1.531          2,758,493
                                                          2004      1.469          1.543          3,993,685
                                                          2003      1.177          1.469          4,772,613
                                                          2002      1.280          1.177          4,818,398

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98)................................................  2006      1.869          2.044                 --
                                                          2005      1.682          1.869          7,194,179
                                                          2004      1.461          1.682          9,105,806
                                                          2003      1.105          1.461         10,542,471
                                                          2002      1.305          1.105         12,048,995

  Travelers Managed Income Subaccount (6/94)............  2006      1.619          1.606                 --
                                                          2005      1.616          1.619         11,233,090
                                                          2004      1.590          1.616         15,199,535
                                                          2003      1.483          1.590         20,340,304
                                                          2002      1.469          1.483         27,387,586

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount (5/98)....  2006      1.019          1.083                 --
                                                          2005      0.920          1.019          3,761,478
                                                          2004      0.803          0.920          4,573,427
                                                          2003      0.671          0.803          5,590,839
                                                          2002      0.906          0.671          7,247,523

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05).....  2006      1.058          1.121                 --
                                                          2005      1.000          1.058         21,351,429

  Travelers MFS(R) Total Return Subaccount (6/94).......  2006      2.542          2.628                 --
                                                          2005      2.498          2.542         45,103,269
                                                          2004      2.268          2.498         58,503,892
                                                          2003      1.969          2.268         73,886,532
                                                          2002      2.103          1.969         89,027,535

  Travelers Pioneer Strategic Income Subaccount (6/94)..  2006      1.867          1.888                 --
                                                          2005      1.822          1.867         21,328,241
                                                          2004      1.661          1.822         27,849,425
                                                          2003      1.406          1.661         35,631,794
                                                          2002      1.344          1.406         44,512,408

  Travelers Salomon Brothers Strategic Total Return Bond
  Subaccount (6/94).....................................  2006      1.848          1.822                 --
                                                          2005      1.827          1.848          5,090,328
                                                          2004      1.739          1.827          6,919,170
                                                          2003      1.553          1.739          9,657,679
                                                          2002      1.450          1.553         11,556,112

  Travelers Strategic Equity Subaccount (6/94)..........  2006      2.482          2.594                 --
                                                          2005      2.461          2.482         51,161,918
                                                          2004      2.259          2.461         67,866,091
                                                          2003      1.724          2.259         84,600,876
                                                          2002      2.627          1.724        104,749,070

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (6/94).....  2006      2.015          2.095                 --
                                                          2005      1.891          2.015         22,395,922
                                                          2004      1.842          1.891         30,294,310
                                                          2003      1.484          1.842         38,247,431
                                                          2002      2.125          1.484         47,040,705




                    VINTAGE -- SEPARATE ACCOUNT CHARGES 1.45%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.158                 --
                                                          2006      1.000          1.081             15,388

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.814          0.855                 --
                                                          2005      0.782          0.814             22,660
                                                          2004      0.750          0.782              5,619
                                                          2003      0.608          0.750             18,661
                                                          2002      0.885          0.608                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      0.856          0.839                 --
                                                          2005      0.757          0.856             75,075
                                                          2004      0.709          0.757             90,390
                                                          2003      0.583          0.709            167,902
                                                          2002      0.855          0.583            107,632

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/01)................................................  2011      1.554          1.395            840,679
                                                          2010      1.411          1.554          1,016,209
                                                          2009      1.006          1.411            994,768
                                                          2008      1.656          1.006          1,269,744
                                                          2007      1.463          1.656          1,147,339
                                                          2006      1.233          1.463          1,301,594
                                                          2005      1.097          1.233          1,078,942
                                                          2004      0.980          1.097            907,009
                                                          2003      0.735          0.980            716,340
                                                          2002      0.874          0.735            512,649

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/01).....  2011      1.158          1.092          2,310,029
                                                          2010      0.990          1.158          2,615,458
                                                          2009      0.720          0.990          2,648,952
                                                          2008      1.304          0.720          2,898,507
                                                          2007      1.178          1.304          2,698,262
                                                          2006      1.084          1.178          3,221,801
                                                          2005      0.947          1.084          3,604,270
                                                          2004      0.854          0.947          3,440,365
                                                          2003      0.633          0.854          3,228,952
                                                          2002      0.850          0.633          2,479,690

  American Funds Growth-Income Subaccount (Class 2)
  (5/01)................................................  2011      1.177          1.139          1,641,382
                                                          2010      1.072          1.177          1,868,740
                                                          2009      0.829          1.072          1,980,071
                                                          2008      1.353          0.829          2,126,601
                                                          2007      1.307          1.353          2,582,744
                                                          2006      1.151          1.307          2,927,119
                                                          2005      1.103          1.151          3,965,047
                                                          2004      1.014          1.103          4,352,494
                                                          2003      0.777          1.014          3,353,639
                                                          2002      0.965          0.777          3,008,483

Dreyfus Variable Investment Fund
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98)........................................  2008      1.133          1.070                 --
                                                          2007      1.292          1.133            360,657
                                                          2006      1.264          1.292            746,275
                                                          2005      1.212          1.264            979,492
                                                          2004      1.104          1.212          1,537,116
                                                          2003      0.851          1.104          1,874,191
                                                          2002      1.067          0.851          1,533,349

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      0.960          1.022                 --
                                                          2006      0.907          0.960            304,200
                                                          2005      0.866          0.907            439,357
                                                          2004      0.854          0.866            622,539
                                                          2003      0.645          0.854            542,875
                                                          2002      0.894          0.645            932,847

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      0.939          0.948            141,184
                                                          2010      0.762          0.939            148,653
                                                          2009      0.574          0.762            140,131
                                                          2008      0.978          0.574             43,509
                                                          2007      1.013          0.978            279,011

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2011      0.906          0.984                 --
                                                          2010      0.821          0.906             50,296
                                                          2009      0.682          0.821             56,965
                                                          2008      0.969          0.682             57,003
                                                          2007      0.924          0.969             58,778
                                                          2006      0.795          0.924             52,422
                                                          2005      0.808          0.795            106,361
                                                          2004      0.793          0.808            178,514
                                                          2003      0.652          0.793            150,272
                                                          2002      0.893          0.652             43,888

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)...........................  2011      1.156          1.229            178,105
                                                          2010      1.044          1.156            143,114
                                                          2009      0.862          1.044            144,213
                                                          2008      1.346          0.862            246,415
                                                          2007      1.338          1.346            294,661

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (11/94)..........................  2011      3.008          2.781          2,116,925
                                                          2010      2.617          3.008          2,399,071
                                                          2009      2.053          2.617          2,753,347
                                                          2008      3.284          2.053          3,147,979
                                                          2007      3.290          3.284          3,739,351
                                                          2006      2.858          3.290          5,435,669
                                                          2005      2.767          2.858          6,891,505
                                                          2004      2.595          2.767          8,866,000
                                                          2003      1.899          2.595         10,693,341
                                                          2002      2.448          1.899         12,275,287

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)...........................  2011      1.399          1.370          1,326,501
                                                          2010      1.292          1.399          1,505,895
                                                          2009      0.921          1.292          1,606,352
                                                          2008      1.490          0.921          1,825,385
                                                          2007      1.435          1.490          2,242,705
                                                          2006      1.392          1.435          2,993,827
                                                          2005      1.343          1.392          3,852,645
                                                          2004      1.357          1.343          4,846,339
                                                          2003      0.933          1.357          5,638,385
                                                          2002      1.259          0.933          5,601,168

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (5/98)......................................  2011      1.354          1.401          4,449,405
                                                          2010      1.255          1.354          4,874,808
                                                          2009      1.023          1.255          5,445,236
                                                          2008      1.612          1.023          6,066,040
                                                          2007      1.574          1.612          7,071,874
                                                          2006      1.350          1.574            979,083
                                                          2005      1.286          1.350          1,164,447
                                                          2004      1.182          1.286          1,565,425
                                                          2003      0.906          1.182          1,793,258
                                                          2002      1.195          0.906          1,787,606

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.395          1.394            200,119
                                                          2010      1.130          1.395            319,298
                                                          2009      0.803          1.130            315,448
                                                          2008      1.375          0.803            268,692
                                                          2007      1.333          1.375            337,961

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      0.652          0.635                 --
                                                          2008      1.058          0.652            378,052
                                                          2007      1.023          1.058            390,789
                                                          2006      0.902          1.023            469,562
                                                          2005      0.878          0.902            658,134
                                                          2004      0.808          0.878            692,969
                                                          2003      0.642          0.808            859,433
                                                          2002      0.839          0.642          1,014,291

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (6/94).........................  2011      1.201          1.293                 --
                                                          2010      1.175          1.201          3,737,602
                                                          2009      0.927          1.175          3,863,765
                                                          2008      1.661          0.927          3,972,524
                                                          2007      1.585          1.661          4,606,046
                                                          2006      1.278          1.585          5,483,758
                                                          2005      1.161          1.278          6,414,353
                                                          2004      0.999          1.161          7,614,298
                                                          2003      0.795          0.999          9,281,740
                                                          2002      1.086          0.795         10,636,046

  LMPVET Variable Lifestyle Allocation 50% Subaccount
  (3/97)................................................  2011      1.676          1.672          1,016,519
                                                          2010      1.487          1.676          1,027,147
                                                          2009      1.141          1.487          1,055,723
                                                          2008      1.593          1.141          1,273,865
                                                          2007      1.566          1.593          1,263,955
                                                          2006      1.468          1.566          1,555,831
                                                          2005      1.453          1.468          1,785,547
                                                          2004      1.370          1.453          2,229,508
                                                          2003      1.155          1.370          2,357,502
                                                          2002      1.253          1.155          2,824,086

  LMPVET Variable Lifestyle Allocation 70% Subaccount
  (3/97)................................................  2011      1.453          1.423          1,462,883
                                                          2010      1.281          1.453          1,484,951
                                                          2009      0.978          1.281          1,521,817
                                                          2008      1.476          0.978          1,714,657
                                                          2007      1.443          1.476          1,591,186
                                                          2006      1.345          1.443          1,820,703
                                                          2005      1.302          1.345          1,880,171
                                                          2004      1.216          1.302          2,003,439
                                                          2003      0.950          1.216          2,215,658
                                                          2002      1.176          0.950          2,302,630

  LMPVET Variable Lifestyle Allocation 85% Subaccount
  (3/97)................................................  2011      1.429          1.376             55,622
                                                          2010      1.253          1.429             55,622
                                                          2009      0.960          1.253             61,324
                                                          2008      1.556          0.960             18,358
                                                          2007      1.527          1.556             57,099
                                                          2006      1.416          1.527            156,378
                                                          2005      1.354          1.416            216,745
                                                          2004      1.242          1.354            299,420
                                                          2003      0.921          1.242            355,233
                                                          2002      1.225          0.921            329,102

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable High Income Subaccount
  (6/94)................................................  2011      2.224          2.244          1,009,331
                                                          2010      1.934          2.224          1,166,673
                                                          2009      1.227          1.934          1,277,324
                                                          2008      1.778          1.227          1,464,577
                                                          2007      1.799          1.778          1,727,192
                                                          2006      1.645          1.799          2,479,566
                                                          2005      1.626          1.645          3,299,086
                                                          2004      1.494          1.626          4,489,468
                                                          2003      1.189          1.494          5,672,923
                                                          2002      1.246          1.189          6,523,462

  LMPVIT Western Asset Variable Money Market Subaccount
  (6/94)................................................  2010      1.370          1.364                 --
                                                          2009      1.387          1.370          2,457,855
                                                          2008      1.372          1.387          2,944,227
                                                          2007      1.327          1.372          2,867,154
                                                          2006      1.286          1.327          2,680,004
                                                          2005      1.270          1.286          3,116,690
                                                          2004      1.277          1.270          4,662,937
                                                          2003      1.287          1.277          7,053,462
                                                          2002      1.289          1.287         10,300,697

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.270          1.356                 --
                                                          2006      1.141          1.270            347,969
                                                          2005      1.104          1.141            310,926
                                                          2004      0.969          1.104            408,651
                                                          2003      0.692          0.969            267,468
                                                          2002      0.945          0.692            116,396

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI Total Return Subaccount (Class I) (5/98).......  2007      1.306          1.344                 --
                                                          2006      1.177          1.306            364,568
                                                          2005      1.156          1.177            547,604
                                                          2004      1.078          1.156            625,301
                                                          2003      0.944          1.078            672,862
                                                          2002      1.028          0.944            657,610

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (6/94)............  2007      2.516          2.646                 --
                                                          2006      2.158          2.516          5,132,488
                                                          2005      2.056          2.158          6,438,726
                                                          2004      1.886          2.056          8,480,394
                                                          2003      1.499          1.886          9,849,258
                                                          2002      2.040          1.499         11,727,451

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.991          1.920                 --
                                                          2007      1.905          1.991            829,994
                                                          2006      1.999          1.905          1,223,673

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.123          1.178                 --
                                                          2006      1.059          1.123            856,879

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.949          0.937            666,128
                                                          2010      0.855          0.949            689,445
                                                          2009      0.728          0.855            780,816
                                                          2008      1.178          0.728            764,017
                                                          2007      1.168          1.178            785,819

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.992          1.863            473,312
                                                          2010      1.640          1.992            616,588
                                                          2009      1.213          1.640            664,267
                                                          2008      1.916          1.213            732,276

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      2.140          2.211            339,033
                                                          2010      1.918          2.140            412,646
                                                          2009      1.419          1.918            413,151
                                                          2008      1.765          1.419            279,507
                                                          2007      1.676          1.765            288,180
                                                          2006      1.598          1.676            491,803

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.915          0.870                 --
                                                          2008      1.618          0.915          4,447,898
                                                          2007      1.467          1.618          5,082,319
                                                          2006      1.484          1.467          6,451,054

  MIST MFS(R) Research International Subaccount (Class
  B) (5/11) *...........................................  2011      1.296          1.043          3,330,688

  MIST Pioneer Fund Subaccount (Class A) (5/09) *.......  2011      1.727          1.625          1,865,071
                                                          2010      1.508          1.727          2,082,681
                                                          2009      1.229          1.508          2,259,704

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      2.539          2.594          1,621,671
                                                          2010      2.297          2.539          2,101,842
                                                          2009      1.751          2.297          2,265,528
                                                          2008      1.990          1.751          2,358,794
                                                          2007      1.894          1.990          2,791,192
                                                          2006      1.826          1.894          3,661,706

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.157          1.104          2,343,498
                                                          2010      1.019          1.157          2,622,802
                                                          2009      0.693          1.019          2,838,211
                                                          2008      1.295          0.693          3,101,310
                                                          2007      1.092          1.295          3,297,040
                                                          2006      1.117          1.092          4,046,303

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.843          1.933          1,281,019
                                                          2010      1.729          1.843          1,479,469
                                                          2009      1.605          1.729          1,508,523
                                                          2008      1.688          1.605          1,556,219
                                                          2007      1.614          1.688          1,631,917
                                                          2006      1.554          1.614          2,303,741

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.902          0.810         14,600,270
                                                          2010      0.764          0.902         16,566,657
                                                          2009      0.606          0.764         18,428,254

  MSF BlackRock Money Market Subaccount (Class E) (5/10)
  *.....................................................  2011      1.351          1.331          1,893,828
                                                          2010      1.364          1.351          2,445,978

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06)................................................  2009      1.210          1.196                 --
                                                          2008      2.053          1.210          2,470,300
                                                          2007      2.085          2.053          2,860,286
                                                          2006      2.027          2.085          3,667,780

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.565          0.590                 --
                                                          2008      1.039          0.565         13,431,597
                                                          2007      1.014          1.039         15,788,202
                                                          2006      1.000          1.014         20,574,273

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.912          0.914            132,512
                                                          2010      0.808          0.912            149,238
                                                          2009      0.657          0.808            261,911

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      2.701          2.721          3,508,642
                                                          2010      2.494          2.701          4,015,268
                                                          2009      2.138          2.494          4,441,350
                                                          2008      2.793          2.138          4,871,485
                                                          2007      2.720          2.793          5,831,223
                                                          2006      2.542          2.720          7,682,235

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.067          1.038            107,396
                                                          2010      0.927          1.067            171,516
                                                          2009      0.658          0.927            195,755
                                                          2008      1.151          0.658             83,281
                                                          2007      1.070          1.151             77,608
                                                          2006      0.998          1.070             78,808

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.279          1.279            244,208
                                                          2010      0.964          1.279            222,642
                                                          2009      0.705          0.964            251,981
                                                          2008      1.072          0.705            325,647

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class A) (4/06).............  2011      2.287          2.392            491,393
                                                          2010      2.058          2.287            571,378
                                                          2009      1.579          2.058            555,616
                                                          2008      1.885          1.579            628,377
                                                          2007      1.839          1.885            582,162
                                                          2006      1.762          1.839            895,946

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/95)...............................................  2006      1.392          1.484                 --
                                                          2005      1.299          1.392          7,898,972
                                                          2004      1.238          1.299          9,529,046
                                                          2003      0.971          1.238         11,567,567
                                                          2002      1.294          0.971         13,938,457

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.498          1.598                 --
                                                          2005      1.515          1.498            512,925
                                                          2004      1.446          1.515            550,745
                                                          2003      1.162          1.446            599,605
                                                          2002      1.267          1.162            720,968

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/98)................................................  2006      1.829          1.999                 --
                                                          2005      1.651          1.829          1,409,440
                                                          2004      1.438          1.651          1,680,012
                                                          2003      1.091          1.438          1,877,605
                                                          2002      1.292          1.091          1,982,548

  Travelers Managed Income Subaccount (6/94)............  2006      1.568          1.554                 --
                                                          2005      1.569          1.568          2,930,942
                                                          2004      1.548          1.569          3,597,025
                                                          2003      1.448          1.548          5,037,427
                                                          2002      1.438          1.448          6,278,485

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount (5/98)....  2006      0.997          1.059                 --
                                                          2005      0.903          0.997            976,350
                                                          2004      0.790          0.903          1,134,450
                                                          2003      0.662          0.790          1,269,369
                                                          2002      0.897          0.662          1,507,844

  Travelers MFS(R) Mid Cap Growth Subaccount (2/05).....  2006      1.055          1.117                 --
                                                          2005      1.000          1.055          5,221,344

  Travelers MFS(R) Total Return Subaccount (6/94).......  2006      2.461          2.542                 --
                                                          2005      2.426          2.461          9,816,578
                                                          2004      2.208          2.426         12,543,796
                                                          2003      1.922          2.208         15,348,541
                                                          2002      2.059          1.922         17,944,932

  Travelers Pioneer Strategic Income Subaccount (6/94)..  2006      1.807          1.826                 --
                                                          2005      1.769          1.807          4,799,941
                                                          2004      1.618          1.769          6,028,308
                                                          2003      1.373          1.618          7,960,879
                                                          2002      1.316          1.373          9,676,871

  Travelers Salomon Brothers Strategic Total Return Bond
  Subaccount (6/94).....................................  2006      1.790          1.762                 --
                                                          2005      1.774          1.790          1,290,298
                                                          2004      1.694          1.774          1,422,034
                                                          2003      1.516          1.694          1,955,633
                                                          2002      1.420          1.516          2,338,399

  Travelers Strategic Equity Subaccount (6/94)..........  2006      2.403          2.509                 --
                                                          2005      2.390          2.403         10,348,859
                                                          2004      2.200          2.390         12,889,868
                                                          2003      1.684          2.200         15,638,049
                                                          2002      2.572          1.684         18,875,385

  Travelers Van Kampen Enterprise Subaccount (6/94).....  2006      1.951          2.027                 --
                                                          2005      1.836          1.951          4,939,117
                                                          2004      1.794          1.836          6,211,732
                                                          2003      1.449          1.794          7,781,255
                                                          2002      2.081          1.449          9,277,998




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Salomon Brothers Strategic Total Return Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-02


                                       C-1